Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation [Text Block]
Note A - Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Capitol Bancorp Limited ("Capitol" or the "Corporation") have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions for Form 10-Q.  Accordingly, they do not include all information and footnotes necessary for a fair presentation of consolidated financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States of America.

The condensed consolidated financial statements do, however, include all adjustments of a normal recurring nature (in accordance with Rule 10-01(b)(8) of Regulation S-X) which Capitol considers necessary for a fair presentation of the interim periods.

For comparative purposes, original balances as previously reported in periods prior to June 30, 2012 have been adjusted to exclude amounts related to discontinued operations.

The results of operations for the periods ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012.

The consolidated balance sheet as of December 31, 2011 was derived from audited consolidated financial statements as of that date.  Certain 2011 amounts have been reclassified to conform to the 2012 presentation.

Capitol's ability to continue to operate as a going concern is contingent upon a number of factors which are discussed on pages 35 and 48 of this document, as well as a variety of risk factors discussed elsewhere in this document and in Capitol's other filings with the SEC.  Capitol's auditors included a going concern qualification in the most recent report on the Corporation's audited consolidated financial statements as of and for the year ended December 31, 2011.